Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.20%(a)
Alabama–2.44%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,500	$ 5,304,735
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	630	649,863
Series 2016, RB	5.75%	06/01/2045	20	20,463
Birmingham (City of), AL Water Works Board; Series 2011, RB(b)(c)(d)	5.00%	01/01/2021	8,575	8,608,871
Lower Alabama Gas District (The); Series 2016 A, RB(d)	5.00%	09/01/2046	2,400	3,567,672
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	860	968,171
				19,119,775
Alaska–0.50%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(d)	5.50%	10/01/2041	3,825	3,939,062
Arizona–4.42%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB(b)(c)	5.00%	03/01/2021	2,065	2,089,470
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB	5.00%	02/01/2042	4,450	4,630,225
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,170,233
Arizona (State of) Industrial Development Authority; Series 2020 A, RB(e)	5.00%	12/15/2050	405	441,013
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2036	1,650	1,570,982
Series 2019 A, RB	4.25%	01/01/2039	100	84,366
Series 2019 B, RB	5.13%	01/01/2054	85	68,889
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(e)	5.00%	07/01/2037	680	699,951
City of Phoenix Civic Improvement Corp.; Series 2020-XM0924, RB(d)	5.00%	07/01/2044	2,005	2,638,199
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2031	1,220	1,313,696
Series 2017, Ref. RB	5.00%	11/15/2045	980	1,022,620
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2048	700	796,579
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2054	550	610,247
Mesa (City of), AZ; Series 2013, RB(b)(c)(d)	5.00%	07/01/2022	7,600	8,171,596
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(e)	6.50%	07/01/2034	435	495,352
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,665	2,782,846
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	374,490
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,175	1,199,898
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center);
Series 2014 A, RB	5.00%	08/01/2032	1,050	1,179,623
Series 2014 A, RB	5.25%	08/01/2032	2,000	2,270,780
				34,611,055
California–21.04%
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	3,010	2,275,169
Series 2009 B, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2036	2,675	1,963,290
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(d)	5.00%	04/01/2056	2,325	2,779,910
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(g)	0.00%	08/01/2026	2,720	2,629,750
Series 2009, GO Bonds(g)	0.00%	08/01/2031	5,270	4,584,268
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2039	$ 250	$ 295,425
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,327
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	1,680	309,271
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(g)	0.00%	06/01/2055	10,335	801,789
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	4,135	4,399,516
Series 2013, GO Bonds	5.00%	04/01/2037	1,800	1,984,860
Series 2020-XM0909, GO Bonds(d)	3.00%	11/01/2050	2,350	2,522,584
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(e)	5.00%	04/01/2049	835	936,519
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	498	555,552
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,245	1,472,138
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(h)	5.00%	12/31/2037	2,000	2,379,680
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(h)	4.00%	07/15/2029	1,680	1,759,414
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	262,970
California (State of) Pollution Control Finance Authority;
Series 2012, RB(e)(h)	5.00%	07/01/2027	1,135	1,209,899
Series 2012, RB(e)(h)	5.00%	07/01/2030	1,400	1,486,674
Series 2012, RB(e)(h)	5.00%	07/01/2037	3,075	3,242,434
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	820,836
Series 2016 A, RB(e)	5.00%	12/01/2041	1,275	1,412,254
Series 2016 A, RB(e)	5.25%	12/01/2056	995	1,109,077
California Infrastructure & Economic Development Bank;
Series 2003 A, RB(b)(c)(d)	5.00%	01/01/2028	6,700	8,805,743
Series 2003 A, RB(b)(c)	5.00%	01/01/2028	4,500	5,872,500
Series 2003 A, RB(b)(c)(d)	5.00%	01/01/2028	3,300	4,337,157
California State University; Series 2020-XM0923, RB(d)	5.00%	11/01/2048	2,080	2,634,195
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(f)(g)	0.00%	08/01/2029	1,360	1,211,733
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(g)	0.00%	08/01/2043	2,120	1,219,678
Series 2009, GO Bonds(g)	0.00%	08/01/2044	1,090	605,539
Series 2009, GO Bonds(g)	0.00%	08/01/2045	6,270	3,361,911
Series 2009, GO Bonds(g)	0.00%	08/01/2048	4,610	2,241,751
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	4,155	3,549,866
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	3,165	2,630,431
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,200	3,534,656
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,595	1,646,215
Los Angeles (City of), CA Department of Water & Power;
Series 2012 A, RB(d)	5.00%	07/01/2043	6,240	6,691,214
Series 2012 B, RB(d)	5.00%	07/01/2043	9,805	10,514,000
Menifee Union School District (Election of 2008);
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2034	1,665	1,291,141
Series 2009 C, GO Bonds (INS - AGC)(f)(g)	0.00%	08/01/2035	300	225,774
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(f)(g)	0.00%	08/01/2029	3,350	2,987,362
M-S-R Energy Authority;
Series 2009 B, RB	6.13%	11/01/2029	990	1,268,398
Series 2009 B, RB	7.00%	11/01/2034	585	934,444
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(i)	6.25%	08/01/2043	1,985	2,136,197
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	2,400	2,197,920
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2034	3,825	2,946,130
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2035	4,120	3,082,666
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2036	300	217,803
Series 2009 B, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2037	1,785	1,257,211
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2028	$ 7,840	$ 7,168,974
Series 2009 A, GO Bonds(g)	0.00%	08/01/2031	8,475	7,187,224
Regents of the University of California; Series 2013 AI, RB(d)	5.00%	05/15/2033	6,000	6,644,760
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,180	2,308,097
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(h)	5.00%	05/01/2036	1,165	1,470,114
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(f)(g)	0.00%	09/01/2030	1,600	1,410,128
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	570	627,399
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(g)	0.00%	06/01/2041	3,445	1,093,340
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB	5.00%	09/01/2031	2,450	2,838,129
University of California;
Series 2018 AZ, Ref. RB(d)	4.00%	05/15/2048	2,385	2,778,382
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,350	2,830,739
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	11,350	9,186,009
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(f)(g)	0.00%	08/01/2022	525	521,204
				164,777,740
Colorado–3.89%
Aurora Crossroads Metropolitan District No. 2; Series 2020 B, GO Bonds	7.75%	12/15/2050	500	509,840
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,045	1,068,795
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,155	1,393,969
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,855,783
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	580	747,504
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(d)	5.50%	01/01/2035	8,100	9,128,943
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, RB	6.00%	01/15/2041	3,000	3,010,140
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	531,600
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(d)(j)	5.00%	08/01/2044	1,260	1,518,187
Denver (City & County of), CO; Series 2018 A, Ref. RB(d)(h)	5.25%	12/01/2048	5,740	7,003,891
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	740	766,995
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2049	645	662,305
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	700	728,896
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	516,130
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	4.15%	12/01/2030	500	521,435
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	500	523,745
				30,488,158
District of Columbia–2.89%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(f)	5.00%	02/01/2031	550	551,161
Series 2014 C, GO Bonds(d)	5.00%	06/01/2035	6,060	6,963,788
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	310	283,253
District of Columbia Water & Sewer Authority; Series 2013 A, RB(b)(c)(d)	5.00%	10/01/2023	6,000	6,808,800
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,905	6,163,167
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,871,092
				22,641,261
Florida–9.41%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	500	559,410
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,000,070
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2015 A, RB(h)	5.00%	10/01/2045	$ 1,280	$ 1,459,981
Series 2017, RB(d)(h)(j)	5.00%	10/01/2047	3,615	4,253,734
Series 2019 B, RB(h)	4.00%	09/01/2044	840	912,072
Cape Coral (City of), FL;
Series 2011 A, Ref. RB(b)(c)	5.00%	10/01/2021	1,500	1,560,105
Series 2011, Ref. RB(b)(c)	5.00%	10/01/2021	4,130	4,293,713
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	6.00%	07/01/2045	250	251,573
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2046	1,250	1,263,213
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(d)(j)	5.00%	07/01/2049	2,390	2,980,712
Citizens Property Insurance Corp.; Series 2012 A-1, RB	5.00%	06/01/2021	4,890	5,004,377
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $2,198,211)(e)(k)(l)	7.75%	05/15/2035	2,250	1,740,937
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,250	1,415,337
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,980	3,443,181
Greater Orlando Aviation Authority; Series 2019 A, RB(h)	4.00%	10/01/2044	1,000	1,144,930
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(h)	5.00%	10/01/2048	2,055	2,473,973
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	678,756
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	296,580
Series 2020 A, Ref. RB	5.75%	08/15/2055	585	604,270
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	420	421,340
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB(b)(c)	5.13%	11/15/2021	4,000	4,186,240
Series 2012, RB(b)(c)	5.50%	11/15/2021	1,100	1,155,143
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	897,629
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(h)	5.00%	10/01/2022	2,000	2,170,700
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,000	1,080,420
Series 2012 B, Ref. RB	5.00%	10/01/2035	1,575	1,699,897
Series 2016 A, Ref. RB	5.00%	10/01/2041	1,195	1,402,715
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(d)	5.00%	04/01/2053	3,820	4,473,449
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(f)	5.00%	07/01/2035	3,415	3,425,347
Orange (County of), FL; Series 2012 B, Ref. RB(b)(c)(d)	5.00%	01/01/2022	7,500	7,890,075
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(h)	5.00%	10/01/2047	975	1,143,890
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2052	455	148,908
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2053	450	141,408
Series 2020 A-2, Ref. RB(g)	0.00%	10/01/2054	390	117,659
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	505	528,109
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, RB	5.00%	11/01/2043	2,030	2,118,366
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(d)	5.00%	10/01/2031	2,790	2,896,773
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	825	1,005,543
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,335	1,478,699
				73,719,234
Georgia–1.36%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2037	3,110	3,340,513
Brookhaven Development Authority;
Series 2020, RB(d)(j)	4.00%	07/01/2044	1,180	1,378,759
Series 2020, RB(d)(j)	4.00%	07/01/2049	1,670	1,943,746
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	543,267
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,234,276
Series 2012 A, RB	5.00%	10/01/2032	1,220	1,247,645
				10,688,206
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–1.14%
Hawaii (State of);
Series 2015 A, RB(h)	5.00%	07/01/2045	$ 1,575	$ 1,796,256
Series 2018 A, RB(h)	5.00%	07/01/2043	1,605	1,933,094
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	3,000	3,292,830
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, COP(h)	5.00%	08/01/2028	1,775	1,940,199
				8,962,379
Idaho–0.22%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	730	722,218
Series 2017 A, Ref. RB	5.25%	11/15/2037	1,020	999,794
				1,722,012
Illinois–15.48%
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	630	673,369
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	395	420,671
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	315	334,483
Series 2008, Ref. RB (INS - AGM)(f)	5.00%	11/01/2027	280	280,862
Series 2012 A, GO Bonds	5.00%	01/01/2033	830	842,649
Series 2014, RB	5.00%	11/01/2044	765	855,584
Series 2014, Ref. RB (INS - AGM)(f)	5.00%	01/01/2030	1,000	1,099,970
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,145	3,376,346
Series 2017 A, RB	5.00%	01/01/2047	2,500	2,901,350
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(h)	5.50%	01/01/2031	2,280	2,489,646
Series 2013 B, Ref. RB	5.00%	01/01/2025	1,550	1,686,679
Series 2014 A, Ref. RB(h)	5.00%	01/01/2041	1,100	1,199,649
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	790	891,278
Series 2015 D, RB	5.00%	01/01/2046	555	633,449
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,595	1,853,231
Series 2017 D, RB	5.25%	01/01/2042	1,265	1,507,867
Series 2017 D, RB(d)(h)(j)	5.00%	01/01/2052	5,000	5,739,050
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	955	1,008,279
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2029	1,000	1,245,610
Series 2018 A, Ref. GO Bonds (INS - AGM)(f)	5.00%	12/01/2031	625	771,556
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	995	1,049,626
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	500	536,845
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,650	1,957,642
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(d)(j)	5.25%	12/01/2021	7,490	7,868,170
Series 2014, RB	5.00%	12/01/2044	3,270	3,711,025
Cook (County of), IL Forest Preserve District;
Series 2012 B, Ref. GO Bonds(d)	5.00%	12/15/2032	2,460	2,618,006
Series 2012 B, Ref. GO Bonds(d)	5.00%	12/15/2037	2,460	2,610,970
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2021	1,035	1,058,753
Series 2013, GO Bonds (INS - AGM)(f)	5.25%	07/01/2029	1,880	2,020,906
Series 2014, GO Bonds	5.25%	02/01/2033	1,100	1,155,891
Series 2014, GO Bonds	5.00%	05/01/2035	285	297,044
Series 2014, GO Bonds	5.00%	05/01/2036	1,000	1,042,370
Series 2016, GO Bonds	5.00%	11/01/2036	715	761,968
Series 2016, GO Bonds	5.00%	01/01/2041	1,750	1,835,330
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	123,249
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,840	2,018,314
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,135	1,252,700
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	$ 830	$ 853,381
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	580	609,406
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,173,848
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,405,813
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(h)	8.00%	06/01/2032	360	360,209
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2035	3,045	3,294,660
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(c)(e)	4.75%	08/01/2030	840	873,634
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,508,496
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(b)(c)	6.75%	08/15/2023	1,430	1,657,027
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,203,491
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	4.00%	02/15/2027	280	266,932
Series 2017, Ref. RB	5.25%	02/15/2037	200	194,876
Series 2017, Ref. RB	5.25%	02/15/2047	835	772,392
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(d)	5.25%	10/01/2052	3,720	4,027,718
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(f)(g)	0.00%	12/15/2029	2,500	1,996,450
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick PL); Series 2002 A, RB (INS - NATL)(f)(g)	0.00%	12/15/2029	3,520	2,734,371
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2031	1,060	1,191,027
Series 2014, Ref. RB (INS - AGM)(f)	5.25%	06/15/2032	965	1,083,579
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(d)	5.00%	01/01/2038	12,300	13,291,380
Railsplitter Tobacco Settlement Authority; Series 2010, RB(b)(c)	5.50%	06/01/2021	4,090	4,198,303
Regional Transportation Authority;
Series 1999, Ref. RB (INS - AGM)(f)	5.75%	06/01/2021	4,000	4,101,120
Series 2000, RB (INS - NATL)(f)	6.50%	07/01/2030	2,280	3,122,962
Series 2018 B, RB	5.00%	06/01/2040	2,285	2,746,707
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(d)	5.00%	01/01/2048	4,150	4,783,415
				121,181,584
Indiana–2.58%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	5.00%	07/01/2055	460	502,697
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(h)	5.00%	07/01/2035	500	538,660
Series 2013 A, RB(h)	5.00%	07/01/2048	510	543,349
Series 2013, RB(h)	5.00%	07/01/2040	3,365	3,607,179
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	5.00%	06/01/2039	3,325	3,443,669
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(d)	5.00%	02/01/2030	9,000	9,839,250
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(h)	6.75%	01/01/2034	1,500	1,702,170
				20,176,974
Iowa–1.34%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,300	1,413,646
Series 2013, RB(e)	5.88%	12/01/2027	1,025	1,057,759
Series 2013, Ref. RB(c)	5.25%	12/01/2037	1,190	1,294,149
Series 2019, Ref. RB	3.13%	12/01/2022	390	398,241
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	895	958,804
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	280	284,189
Series 2005 C, RB	5.50%	06/01/2042	1,945	1,974,097
Series 2005 C, RB	5.63%	06/01/2046	1,055	1,070,783
Series 2005 E, RB(g)	0.00%	06/01/2046	12,020	2,017,196
				10,468,864
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.33%
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2013 IV-A, RB	6.38%	05/15/2043	$ 1,500	$ 1,593,945
Series 2018 I, Ref. RB	5.00%	05/15/2047	1,000	1,003,680
				2,597,625
Kentucky–2.67%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(m)	1.50%	02/01/2025	700	692,636
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	2,770	2,987,916
Series 2015 A, RB	5.00%	01/01/2045	390	417,815
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	955	1,042,363
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	5.00%	09/01/2037	1,000	1,221,700
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,480	1,756,360
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,098,620
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2012 A, RB(b)(c)	5.00%	07/01/2022	3,140	3,376,160
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(d)(f)(j)	5.00%	09/01/2044	3,860	4,971,255
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	3,000	3,338,670
				20,903,495
Louisiana–1.23%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(e)	3.90%	11/01/2044	1,000	1,005,220
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	759,003
Regional Transit Authority; Series 2010, RB(b)(c)	5.00%	12/01/2020	1,000	1,000,000
St. Tammany (Parish of), LA Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,913,899
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	590	591,646
Series 2013 A, Ref. RB	5.25%	05/15/2031	745	766,322
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,410	1,489,891
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,190	1,256,009
Series 2013 A, Ref. RB	5.25%	05/15/2035	750	816,907
				9,598,897
Maryland–1.31%
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.50%	02/15/2047	1,500	1,534,140
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,859,663
Series 2016, Ref. RB	5.00%	07/01/2047	720	830,405
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,611,280
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2028	690	724,279
Rockville (City of), MD (Ingleside at King Farm);
Series 2017 B, RB	4.25%	11/01/2037	175	163,161
Series 2017 B, RB	5.00%	11/01/2047	550	542,762
				10,265,690
Massachusetts–1.34%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,529,719
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(h)	5.00%	07/01/2037	1,000	1,251,410
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,520	2,807,582
Massachusetts (Commonwealth of) Water Resources Authority; Series 2007 B, Ref. RB (INS - AGM)(f)	5.25%	08/01/2031	2,000	2,879,820
				10,468,531
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–2.98%
Academy of Warren; Series 2020 A, Ref. RB(e)	5.00%	05/01/2035	$ 290	$ 297,340
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2035	250	275,198
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(d)(f)(j)	5.00%	07/01/2036	2,000	2,247,000
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate); Series 2017 A, Ref. RB	5.00%	11/01/2047	1,390	1,409,404
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(d)	5.00%	04/15/2041	2,715	3,292,752
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	1,095	1,177,355
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	2,002,981
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	943,297
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	550	627,435
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	550	632,467
Series 2015, Ref. RB	5.00%	07/01/2035	1,190	1,390,277
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	170	178,656
Series 2020, Ref. RB	5.00%	06/01/2045	490	504,945
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	2,005	2,322,712
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(d)	5.00%	12/01/2046	3,655	4,360,232
Michigan (State of) Strategic Fund (Canterbury Health Care, Inc.); Series 2016, RB(e)	5.00%	07/01/2026	715	721,528
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(h)	5.00%	12/31/2032	750	916,733
				23,300,312
Minnesota–0.25%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	425	444,852
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,235	1,506,786
				1,951,638
Missouri–1.44%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	825	856,804
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,500,372
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,017,554
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(f)(h)	5.00%	03/01/2049	1,005	1,219,266
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	475	501,828
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	340	390,225
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, RB	5.00%	09/01/2042	2,000	2,047,240
Series 2013 A, RB	5.50%	09/01/2033	1,375	1,473,574
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,070	2,260,150
				11,267,013
Montana–0.26%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB(b)(c)	5.75%	01/01/2021	2,000	2,008,940
Nebraska–1.29%
Central Plains Energy Project (No. 3);
Series 2012, RB(n)	5.00%	09/01/2032	4,690	5,037,857
Series 2017 A, Ref. RB	5.00%	09/01/2042	920	1,343,835
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,104,840
Lincoln (County of), NE Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB(b)(c)	5.00%	11/01/2021	2,500	2,605,275
				10,091,807
New Hampshire–0.35%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,717,964
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–5.13%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(f)	5.75%	11/01/2028	$ 920	$ 1,159,319
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2030	630	761,853
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(f)(j)	5.50%	09/01/2022	3,720	4,019,981
Series 2005, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2024	3,390	3,916,162
Series 2017 DDD, RB	5.00%	06/15/2032	1,030	1,201,907
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(h)	5.13%	09/15/2023	680	712,769
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(h)	5.00%	10/01/2037	945	1,049,810
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(h)	5.38%	01/01/2043	2,000	2,201,920
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(h)	5.00%	12/01/2024	1,100	1,263,108
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(f)(g)	0.00%	12/15/2026	14,305	13,055,601
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,145,570
Series 2018 A, Ref. RB	5.00%	12/15/2035	880	1,041,594
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2029	1,575	1,830,087
Series 2018 A, Ref. RN(d)(j)	5.00%	06/15/2030	535	619,113
Series 2018 A, Ref. RN	5.00%	06/15/2031	995	1,147,703
Subseries 2016 A-1, RN	5.00%	06/15/2028	960	1,122,394
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,480	2,948,100
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,007,745
				40,204,736
New York–22.83%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(e)(h)	5.00%	01/01/2035	1,600	1,767,312
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,500	2,502,100
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(d)(f)	4.00%	02/15/2047	1,500	1,669,575
Long Island (City of), NY Power Authority;
Series 2011 A, RB(b)(c)	5.00%	05/01/2021	4,955	5,055,636
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,269,647
Metropolitan Transportation Authority;
Series 2012 A, Ref. RB(d)	5.00%	11/15/2027	10,000	10,737,700
Series 2016 A, Ref. RB	5.25%	11/15/2032	630	759,358
Series 2019 A, RB (INS - AGM)(d)(f)	4.00%	11/15/2046	2,685	2,988,271
Series 2020 A-2, RB	4.00%	02/01/2022	1,175	1,193,706
Metropolitan Transportation Authority (Green Bonds);
Series 2017 C-1, RB	5.00%	11/15/2023	605	647,550
Series 2020 C-1, RB	5.25%	11/15/2055	1,340	1,573,281
Series 2020 D-3, RB	4.00%	11/15/2050	1,175	1,244,278
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(d)	4.00%	07/01/2050	4,675	5,448,152
New York & New Jersey (States of) Port Authority; Two Hundred Seventh Series 2018, Ref. RB(d)(h)(j)	5.00%	09/15/2028	3,255	4,132,548
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	5.50%	12/01/2031	670	674,348
New York (City of), NY; Series 2020-XM0925, GO Bonds(d)	5.00%	08/01/2043	2,335	2,963,162
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(o)	0.03%	06/15/2044	2,590	2,590,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	1,465	1,606,622
Subseries 2012 E-1, RB(d)	5.00%	02/01/2037	6,845	7,194,437
Subseries 2013, RB(d)	5.00%	11/01/2038	4,500	5,022,180
New York (City of), NY Water & Sewer System;
Series 2012 FF, RB(d)	5.00%	06/15/2045	10,545	11,264,275
Series 2019 EE-2, Ref. RB(d)	4.00%	06/15/2040	2,790	3,325,401
Series 2020 GG-1, RB(d)	5.00%	06/15/2048	4,395	5,702,161
New York (County of), NY Tobacco Trust V; Series 2005 S-2, RB(g)	0.00%	06/01/2050	10,140	1,325,501
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,135	3,811,878
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2028	$ 2,900	$ 3,849,924
Series 2005 A, RB (INS - AMBAC)(f)	5.50%	05/15/2029	2,455	3,335,363
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	1,000	1,105,680
Series 2014 C, RB(d)	5.00%	03/15/2040	4,840	5,448,098
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS - BHAC)(f)	5.50%	07/01/2031	1,040	1,375,826
New York (State of) Thruway Authority; Series 2011 A-1, RB(d)	5.00%	04/01/2029	4,545	4,610,584
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(d)	5.00%	12/15/2031	10,000	11,375,400
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(d)	4.00%	11/01/2045	3,355	3,900,053
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	6,935	7,188,682
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. RB(d)	5.00%	09/15/2040	4,900	5,146,372
New York Power Authority; Series 2020-XF0956, Ctfs.(d)	4.00%	11/15/2050	3,690	4,359,956
New York State Dormitory Authority; Series 2020-XL0149(d)	4.00%	03/15/2046	5,000	5,871,550
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(d)	4.00%	01/01/2050	4,790	5,433,872
Series 2020-XX1127, Ctfs. (INS - AGM)(d)(f)(j)	4.00%	01/01/2050	2,625	3,031,245
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(h)	5.00%	08/01/2021	2,085	2,106,621
Series 2020, Ref. RB(h)	5.25%	08/01/2031	660	720,575
Series 2020, Ref. RB(h)	5.38%	08/01/2036	960	1,053,581
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(h)	5.00%	08/01/2026	1,580	1,594,188
Series 2016, Ref. RB(h)	5.00%	08/01/2031	1,340	1,346,767
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(h)	5.00%	01/01/2031	235	271,684
Series 2018, RB(h)	5.00%	01/01/2033	2,075	2,376,601
Series 2018, RB(h)	5.00%	01/01/2034	1,000	1,141,800
Series 2018, RB(h)	4.00%	01/01/2036	1,495	1,609,457
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(h)	5.00%	10/01/2040	2,015	2,346,488
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(h)	5.00%	07/01/2046	3,055	3,334,624
Series 2016 A, RB(h)	5.25%	01/01/2050	1,660	1,823,311
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,500	1,514,430
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(b)	6.13%	01/01/2021	315	316,534
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,575	2,712,763
				178,771,108
North Carolina–3.45%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2017 A, RB(d)	5.00%	07/01/2047	4,000	4,797,680
Charlotte (City of), NY (Charlotte Douglas International Airport); Series 2017 A, RB(d)	5.00%	07/01/2042	1,915	2,314,718
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(h)	5.00%	06/30/2054	1,135	1,209,388
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, RB(b)(c)(d)	5.00%	06/01/2022	4,890	5,242,276
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. RB(b)(c)	5.00%	06/01/2022	2,250	2,410,312
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(d)	5.00%	10/01/2025	9,050	11,078,558
				27,052,932
North Dakota–0.57%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,140	2,387,470
Series 2017 C, RB	5.00%	06/01/2048	1,900	2,103,623
				4,491,093
Ohio–7.28%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	790	928,779
Allen (County of), OH (Catholic Healthcare Partners); Series 2012 A, Ref. RB(b)(c)	5.00%	05/01/2022	3,300	3,522,057
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	$ 1,230	$ 1,366,321
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	581,700
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	475	565,412
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,190	3,606,710
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,590	11,909,726
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	8,650	1,289,023
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	3,000	3,600,810
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,000	1,077,150
Cleveland (City of), OH;
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2026	3,545	3,350,486
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2028	3,845	3,476,264
Series 2008 B-2, RB (INS - NATL)(f)(g)	0.00%	11/15/2038	2,800	1,825,796
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	840	875,372
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	2,555	2,993,208
Series 2017, Ref. RB	5.50%	02/15/2052	1,590	1,874,849
Franklin (County of), OH (First Community Village Obligated Group); Series 2013, Ref. RB	5.25%	07/01/2033	2,000	2,030,880
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	1,005	1,119,238
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.50%	06/01/2022	3,000	3,236,160
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,395	1,492,929
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,655	1,909,357
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(e)	6.00%	04/01/2038	1,490	671,513
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(f)(h)	5.00%	12/31/2039	750	854,940
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(h)	4.25%	01/15/2038	575	631,189
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,675	2,196,645
				56,986,514
Oklahoma–1.16%
Comanche (County of), OK Hospital Authority; Series 2015, Ref. RB	5.00%	07/01/2022	1,000	1,054,290
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,005	5,914,759
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,703,893)(k)(l)	5.00%	08/01/2052	1,825	711,750
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,245	1,416,934
				9,097,733
Oregon–0.82%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	505	538,385
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.00%	05/01/2040	1,570	1,609,533
University of Oregon; Series 2020, RB(d)(j)	5.00%	04/01/2050	3,360	4,282,286
				6,430,204
Pennsylvania–2.11%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	923,911
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,186,980
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2018 A-2, RB	5.00%	12/01/2048	1,180	1,447,388
Series 2018 B, RB	5.25%	12/01/2048	1,160	1,414,469
Subseries 2014 A-2, RB(i)	5.13%	12/01/2039	1,500	1,576,185
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,250	1,490,150
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,035	1,254,937
Series 2017 B, Ref. RB(h)	5.00%	07/01/2042	4,920	5,812,291
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(e)	5.00%	06/15/2040	150	171,668
Series 2020, Ref. RB(e)	5.00%	06/15/2050	285	321,682
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	$ 795	$ 905,410
				16,505,071
Puerto Rico–3.89%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,420	3,509,501
Series 2002, RB	5.63%	05/15/2043	1,825	1,834,672
Series 2005 A, RB(g)	0.00%	05/15/2050	5,570	847,030
Series 2005 B, RB(g)	0.00%	05/15/2055	2,530	217,605
Series 2008 A, RB(g)	0.00%	05/15/2057	14,910	958,266
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(f)	6.00%	07/01/2027	400	411,408
Series 2004 A, GO Bonds (INS - NATL)(f)	5.25%	07/01/2021	485	488,153
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,500	1,522,500
Series 2012 A, RB	5.00%	07/01/2033	180	186,750
Series 2012 A, RB	5.13%	07/01/2037	1,600	1,662,000
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB (INS - NATL)(f)	4.75%	07/01/2033	575	579,129
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2029	1,900	2,006,533
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2033	725	770,835
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2035	640	680,448
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2004 J, RB (INS - NATL)(f)	5.00%	07/01/2029	370	374,803
Series 2007 N, Ref. RB (INS - AGM)(f)	5.50%	07/01/2029	600	712,662
Series 2007 N, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	760	807,120
Series 2007 N, Ref. RB (INS - AGC)(f)	5.25%	07/01/2034	1,195	1,413,697
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(f)	6.00%	07/01/2024	2,000	2,057,040
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	1,405	1,170,786
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,116	1,493,727
Series 2018 A-1, RB(g)	0.00%	07/01/2051	4,200	911,274
Series 2018 A-1, RB	4.75%	07/01/2053	1,359	1,476,458
Series 2018 A-1, RB	5.00%	07/01/2058	3,131	3,453,399
Series 2019 A-2, RB	4.33%	07/01/2040	820	876,547
				30,422,343
Rhode Island–0.10%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	700	789,250
South Carolina–3.04%
Piedmont Municipal Power Agency; Series 2011 C, Ref. RB (INS - AGC)(f)	5.75%	01/01/2034	7,410	7,599,251
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	4,450	5,037,801
South Carolina (State of) Ports Authority; Series 2015, RB(b)(c)(h)	5.25%	07/01/2025	4,500	5,489,595
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,175	1,347,960
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2013 E, RB	5.50%	12/01/2053	3,830	4,305,724
				23,780,331
South Dakota–0.56%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,832,450
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,558,142
				4,390,592
Tennessee–1.36%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,715	2,079,146
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, RB	5.00%	08/15/2042	$ 1,000	$ 1,044,540
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,700	2,069,716
Series 2020, RB	4.00%	12/01/2050	1,700	2,047,021
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, RB(b)(c)	5.25%	11/01/2021	2,475	2,589,518
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(h)	5.00%	07/01/2049	655	801,930
				10,631,871
Texas–16.36%
Alamo Community College District; Series 2012, Ref. GO Bonds(d)	5.00%	08/15/2034	4,895	5,272,600
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,490	1,607,397
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	888,388
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,660	1,921,848
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB(b)(c)(d)	5.00%	11/01/2021	6,305	6,582,357
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(h)	5.00%	07/15/2028	500	549,505
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(h)	4.75%	07/01/2024	925	956,515
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2026	3,975	3,698,936
Series 2001 B, RB (INS - AGM)(f)(g)	0.00%	09/01/2027	5,015	4,557,732
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,788,290
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(e)	5.50%	08/15/2045	1,230	1,319,975
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2010, RB	5.25%	11/01/2040	500	502,095
Lower Colorado River Authority; Series 2019, Ref. RB	5.00%	05/15/2039	1,000	1,225,230
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(h)	4.63%	10/01/2031	2,100	2,230,326
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2026	1,550	1,657,244
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 A-1, RB	4.75%	07/01/2052	750	613,343
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,455	1,451,144
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(f)	5.00%	04/01/2046	1,985	2,140,763
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	1,000	1,049,800
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,520	2,546,813
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2028	16,400	14,952,044
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2029	2,725	2,421,844
Series 2008 D, Ref. RB (INS - AGC)(f)(g)	0.00%	01/01/2031	3,550	2,989,490
San Antonio (City of), TX; Series 2013, RB(b)(c)	5.00%	02/01/2023	2,405	2,650,815
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2032	2,265	2,272,905
Series 2011, RB (INS - AGM)(f)	5.00%	10/01/2037	2,475	2,484,058
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(d)	5.00%	02/15/2047	3,415	4,031,168
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,645	1,754,146
Series 2016, Ref. RB	5.00%	05/15/2045	1,030	1,091,759
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB	6.38%	02/15/2048	1,785	1,439,299
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	90,574
Series 2020, Ref. RB	6.75%	11/15/2051	85	90,180
Series 2020, Ref. RB	6.88%	11/15/2055	85	90,641
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,754,360
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2028	685	773,091
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,585	1,909,782
Series 2019, RB(g)	0.00%	08/01/2037	1,250	672,000
Series 2019, RB(g)	0.00%	08/01/2039	1,400	675,528
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	$ 1,000	$ 1,081,910
Series 2015 B, Ref. RB(g)	0.00%	08/15/2036	3,075	1,662,468
Series 2015 B, Ref. RB(g)	0.00%	08/15/2037	705	363,731
Series 2015 C, Ref. RB	5.00%	08/15/2033	5,000	5,703,700
Series 2015 C, Ref. RB	5.00%	08/15/2042	3,805	4,289,453
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(f)(g)	0.00%	08/15/2027	6,800	6,386,968
Series 2002, RB(b)(g)	0.00%	08/15/2027	200	191,872
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,075	4,781,849
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2028	3,025	3,253,599
Series 2012, RB	5.00%	12/15/2029	3,000	3,218,880
Series 2012, RB	5.00%	12/15/2031	1,200	1,283,208
Series 2012, RB	5.00%	12/15/2032	1,125	1,200,533
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(h)	5.00%	12/31/2055	1,070	1,175,737
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(h)	7.00%	12/31/2038	1,250	1,436,137
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(h)	5.00%	06/30/2058	2,390	2,828,422
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	550,701
				128,113,153
Utah–1.12%
Salt Lake (City of), UT;
Series 2017 A, RB(d)(h)	5.00%	07/01/2047	2,540	3,017,012
Series 2018 A, RB(h)	5.00%	07/01/2048	1,275	1,525,754
Series 2018 A, RB(h)	5.25%	07/01/2048	1,710	2,082,712
Utah (County of), UT; Series 2016 B, RB(d)	4.00%	05/15/2047	2,025	2,180,297
				8,805,775
Virgin Islands–0.19%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, RB	5.00%	10/01/2029	1,485	1,485,074
Virginia–2.27%
Richmond (City of), VA Metropolitan Authority; Series 2002, Ref. RB (INS - NATL)(f)	5.25%	07/15/2022	1,295	1,357,911
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	2,019,345
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	330	310,919
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(h)	6.00%	01/01/2037	785	837,030
Series 2012, RB(h)	5.50%	01/01/2042	3,355	3,511,980
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB(h)	5.00%	07/01/2034	3,645	3,789,160
Series 2012, RB(h)	5.00%	01/01/2040	1,810	1,876,427
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(h)	5.00%	12/31/2049	1,155	1,321,586
Series 2017, RB(h)	5.00%	12/31/2052	2,420	2,764,318
				17,788,676
Washington–3.11%
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.00%	01/01/2032	1,350	1,529,334
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2032	2,500	2,669,875
Washington (State of);
Series 2004 F, GO Bonds (INS - AMBAC)(f)(g)	0.00%	12/01/2029	5,100	4,586,889
Series 2019 A, GO Bonds(d)	5.00%	08/01/2042	1,850	2,344,098
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	$ 1,160	$ 1,327,063
Series 2018, RB(d)(j)	5.00%	07/01/2048	4,140	4,715,087
Series 2018, RB	5.00%	07/01/2048	830	930,322
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(d)(j)	5.00%	08/01/2044	3,635	4,379,848
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	450,825
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	372,193
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,030	1,032,380
				24,337,914
West Virginia–0.76%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	840	898,892
West Virginia (State of) Economic Development Authority (Appalachian Power Co. - Amos); Series 2010 A, Ref. RB	5.38%	12/01/2038	5,040	5,060,211
				5,959,103
Wisconsin–3.62%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.75%	08/01/2031	900	742,446
Series 2017, RB(e)	6.75%	12/01/2042	2,100	1,834,203
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(d)	5.00%	03/01/2046	3,420	3,912,685
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	650	697,996
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2055	6,385	1,753,768
Series 2020 D, RB (INS - AGM)(f)(g)	0.00%	12/15/2060	24,670	5,373,126
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,209,200
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,043,880
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(e)	6.13%	02/01/2050	420	432,289
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	640	516,954
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,655	1,878,044
Series 2018 A, RB	5.35%	12/01/2045	1,655	1,856,298
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,188,668
Series 2015, Ref. RB	5.75%	04/01/2035	815	889,418
				28,328,975
Wyoming–0.31%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(d)(f)	5.00%	01/01/2047	2,060	2,442,295
TOTAL INVESTMENTS IN SECURITIES(p)–160.20% (Cost $1,129,897,443)					1,254,482,959
FLOATING RATE NOTE OBLIGATIONS–(30.88)%
Notes with interest and fee rates ranging from 0.63% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056(q)					(241,835,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.76)%					(233,075,973)
OTHER ASSETS LESS LIABILITIES–0.44%					3,501,331
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$783,073,317
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $46,357,265, which represented 5.92% of the Trust’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $35,366,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $2,452,687, which represented less than 1% of the Trust’s Net Assets.
(l)	Restricted security. The aggregate value of these securities at period end was $2,452,687, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(n)	Security subject to crossover refunding.
(o)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(p)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.24%

(q)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $380,210,538 are held by TOB Trusts and serve as collateral for the $241,835,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Value Municipal Income Trust